SCHEDULE H, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORTIVE RETIREMENT SAVINGS PLAN
EIN: 47-5654583, PLAN NO. 001
FORM 5500, SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(d) Cost	(e) Current value
Interest Bearing Cash (including Money Market Funds)
	Interest Bearing Cash		US dollars	**	$1,682,942
*	Fidelity Investments Money Market Government Portfolio Class I.	48,602	shares	**	48,602
	Vanguard Federal Money Market Fund	173,557	shares	**	173,557
					$1,905,101
Corporate debt instruments
	CARVANA CO PIK VAR 06/01/2030 144A	101,042	par	**	105,906
	CARVANA CO PIK VAR 06/01/2031 144A	137,511	par	**	155,171
					$261,077
Common/Collective Trust Funds
	American Beacon Small Cap Value	949,232	units	**	$21,445,152
*	Fidelity Managed Income Portfolio II Class 3	58,267,267	units	**	58,267,267
	Harding Loevner International Equity Portfolio	132,605	units	**	2,760,833
	BlackRock LifePath® Index 2030 Non-Lendable Fund M	4,354,273	units	**	87,306,659
	BlackRock LifePath® Index 2035 Non-Lendable Fund M	4,265,294	units	**	94,181,524
	BlackRock LifePath® Index 2040 Non-Lendable Fund M	4,282,934	units	**	103,180,175
	BlackRock LifePath® Index 2045 Non-Lendable Fund M	4,032,992	units	**	104,484,341
	BlackRock LifePath® Index 2050 Non-Lendable Fund M	3,765,279	units	**	102,313,933
	BlackRock LifePath® Index 2055 Non-Lendable Fund M	3,036,315	units	**	83,851,169
	BlackRock LifePath® Index 2060 Non-Lendable Fund M	1,454,662	units	**	40,215,013
	BlackRock LifePath® Index 2065 Non-Lendable Fund M	477,976	units	**	9,666,111
	BlackRock LifePath® Index 2070 Non-Lendable Fund M	15,467	units	**	170,412
	BlackRock LifePath® Index Retirement Non-Lendable Fund M	5,409,814	units	**	90,707,976
					$798,550,565
Employer Securities
	Fortive Corporation Stock Fund
*	Fortive Corporation Common Stock		shares	**	$16,089,740
*	Fidelity Investments Money Market Government Portfolio - Institutional Class		US Dollars	**	162,624
					$16,252,364

Registered Investment Companies
	Dodge & Cox International Stock Fund Class X	3,344,323	shares	**	$55,047,559
	Dodge & Cox Income Fund Class X	1,633,010	shares	**	21,000,518
	PIMCO Inflation Response Multi-Asset Institutional	501,427	shares	**	4,643,218
	PIMCO Total Return Fund Institutional	2,370,373	shares	**	21,001,506
*	Fidelity® Extended Market Index Fund	629,554	shares	**	63,377,155
*	Fidelity® 500 Index Fund	1,015,883	shares	**	241,495,614
*	Fidelity® Large Cap Growth Index Fund	892,298	shares	**	41,286,643
	T. Rowe Price Treasury Reserve Fund	222	shares	**	222
	Vanguard Total Bond Market Index Fund Institutional Shares	2,716,302	shares	**	26,538,271
	Vanguard Total International Stock Index Fund Institutional Shares	216,751	shares	**	35,133,242
					$509,523,948
Common Stock
	AAON INC	8,385	shares	**	$639,356
	ADYEN BV	195	shares	**	315,101
	AGILYSYS INC	3,743	shares	**	444,818
	AIR PRODUCTS & CHEMICALS INC	5,357	shares	**	1,323,286
	ALARM.COM HOLDINGS INC	5,893	shares	**	300,661
	ALPHABET INC CL A	8,256	shares	**	2,584,128
	ALPHABET INC CL C	30,706	shares	**	9,635,543
	ALTRIA GROUP INC	14,540	shares	**	838,376
	AMAZON.COM INC	47,550	shares	**	10,975,491
	APPLE INC	64,599	shares	**	17,561,884
	ASML HOLDING NV	1,323	shares	**	1,415,425
	AXOS FINANCIAL INC	3,335	shares	**	287,344
	AZENTA INC	2,336	shares	**	77,695
	BALCHEM CORP	4,067	shares	**	623,715
	BERKSHIRE HATHAWAY INC CL B	2,852	shares	**	1,433,558
	BIO TECHNE CORP	4,652	shares	**	273,584
	BIOLIFE SOLUTIONS INC	4,030	shares	**	97,445
	BLACKBAUD INC	5,552	shares	**	351,553
	BLACKLINE INC	3,897	shares	**	215,465
	BLACKROCK INC	1,577	shares	**	1,687,926
	BRIGHT HORIZONS FAMILY SOLUTIONS INC	4,462	shares	**	452,447
	BROADCOM INC	24,568	shares	**	8,502,985
	CARVANA CO CL A	16,323	shares	**	6,888,632
	CASELLA WASTE SYS INC CL A	6,399	shares	**	626,718
	CBIZ INC	2,046	shares	**	103,221
	CERTARA INC	25,533	shares	**	224,946
	CHEVRON CORP	8,430	shares	**	1,284,816

CHIPOTLE MEXICAN GRILL INC	19,866	shares	**	735,042
CHUBB LTD	7,297	shares	**	2,277,540
CINCINNATI FINANCIAL CORP	5,599	shares	**	914,429
CINTAS CORP	1,976	shares	**	371,626
CISCO SYSTEMS INC	16,404	shares	**	1,263,600
COLGATE-PALMOLIVE CO	5,905	shares	**	466,613
CONSTELLATION ENERGY CORP	2,566	shares	**	906,491
CONSTRUCTION PARTNERS INC CL A	8,741	shares	**	948,836
CORNING INC	25,435	shares	**	2,227,089
CROWDSTRIKE HOLDINGS INC	1,417	shares	**	664,233
CROWN CASTLE INC	6,485	shares	**	576,322
CUMMINS INC	2,750	shares	**	1,403,738
DANAHER CORP	4,083	shares	**	934,680
DATABRICKS INC SER G	1,227	shares	**	233,130
DATADOG INC CL A	1,876	shares	**	255,117
DESCARTES SYS GROUP INC	6,602	shares	**	578,731
DIGI INTERNATIONAL INC	7,809	shares	**	338,052
DOMINION ENERGY INC	23,879	shares	**	1,399,071
DONALDSON CO INC	3,315	shares	**	293,908
DOORDASH INC	3,543	shares	**	802,419
DORMAN PRODUCTS INC	2,054	shares	**	253,032
ELI LILLY & CO	4,985	shares	**	5,357,280
EPLUS INC	4,166	shares	**	365,358
ESCO TECHNOLOGIES INC	3,993	shares	**	780,192
EXLSERVICE HOLDINGS INC	20,620	shares	**	875,113
EXPONENT INC	7,688	shares	**	534,008
FASTENAL CO	24,681	shares	**	990,449
FIRSTSERVICE CORP	2,117	shares	**	329,257
GE AEROSPACE	10,016	shares	**	3,085,228
GE VERNOVA INC	1,770	shares	**	1,156,819
GLOBUS MEDICAL INC	8,849	shares	**	772,606
GOLDMAN SACHS GROUP INC	789	shares	**	693,531
HAMILTON LANE INC - A	1,576	shares	**	211,673
HEALTHEQUITY INC	4,450	shares	**	407,665
I3 VERTICALS INC CL A	8,517	shares	**	214,543
INTUITIVE SURGICAL INC	4,324	shares	**	2,448,941
J&J SNACKS FOOD CORP	2,347	shares	**	212,098
JOHNSON & JOHNSON	7,023	shares	**	1,453,410
KINSALE CAPITAL GROUP INC	1,408	shares	**	550,697
LEMAITRE VASCULAR INC	4,123	shares	**	334,375

LINDE PLC	1,163	shares	**	495,892
LOAR HOLDINGS INC	1,852	shares	**	125,936
LOWES COS INC	5,236	shares	**	1,262,714
MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	1,888	shares	**	323,377
MARSH & MCLENNAN COS INC	2,665	shares	**	494,411
MARTEN TRANSPORT LTD	9,454	shares	**	107,587
MASTERCARD INC CL A	6,750	shares	**	3,853,440
MEDLINE INC	3,566	shares	**	149,772
MESA LABORATORIES INC	898	shares	**	70,493
META PLATFORMS INC CL A	12,772	shares	**	8,430,669
MICROSOFT CORP	44,725	shares	**	21,629,905
MONDELEZ INTL INC	4,613	shares	**	248,318
MONOLITHIC POWER SYS INC	904	shares	**	819,349
MOODYS CORP	1,024	shares	**	523,110
MORGAN STANLEY	4,239	shares	**	752,550
NETFLIX INC	36,332	shares	**	3,406,488
NINTENDO LTD ADR	76,326	shares	**	1,286,856
NORFOLK SOUTHERN CORP	6,659	shares	**	1,922,586
NORTHROP GRUMMAN CORP	1,902	shares	**	1,084,539
NOVANTA INC	4,207	shares	**	500,591
NVIDIA CORP	129,750	shares	**	24,198,375
OLD DOMINION FREIGHT LINES INC	2,018	shares	**	316,422
OLLIES BARGAIN OUTLET HOLDINGS INC	4,645	shares	**	509,138
ONTO INNOVATION INC	3,942	shares	**	622,284
OPTION CARE HEALTH INC	6,270	shares	**	199,762
ORACLE CORP	9,295	shares	**	1,811,688
PALANTIR TECHNOLOGIES INC	2,991	shares	**	531,650
PALOMAR HLDGS INC	1,170	shares	**	157,669
PAYCHEX INC	7,252	shares	**	813,529
PHILIP MORRIS INTL INC	10,355	shares	**	1,660,942
PROCTER & GAMBLE CO	2,557	shares	**	366,444
PROGRESSIVE CORP OHIO	5,937	shares	**	1,351,974
RALLIANT CORP	93,925	shares	**	4,781,722
RBC BEARINGS INC	2,337	shares	**	1,047,981
REPLIGEN	1,911	shares	**	313,136
ROPER TECHNOLOGIES INC	1,352	shares	**	601,816
ROSS STORES INC	4,063	shares	**	731,909
SCHWAB CHARLES CORP	20,736	shares	**	2,071,734
SEA LTD ADR	6,082	shares	**	775,881
SERVICENOW INC	16,184	shares	**	2,479,227

SHERWIN WILLIAMS CO	1,721	shares	**	557,656
SHOPIFY INC CL A	10,055	shares	**	1,618,576
SITEONE LANDSCAPE SUPPLY INC	3,454	shares	**	430,230
SPS COMMERCE INC	1,490	shares	**	132,804
SPX TECHNOLOGIES INC	2,135	shares	**	427,128
STARBUCKS CORP	10,443	shares	**	879,405
STRYKER CORP	2,083	shares	**	732,112
SYNOPSYS INC	1,838	shares	**	863,345
TAIWAN SEMICONDUCTOR MFG CO ADR	3,324	shares	**	1,010,130
TE CONNECTIVITY PLC	9,810	shares	**	2,231,873
TESLA INC	11,165	shares	**	5,021,124
TEXAS INSTRUMENTS INC	9,751	shares	**	1,691,701
TEXAS ROADHOUSE INC	4,377	shares	**	726,582
THE BOOKING HOLDINGS INC	294	shares	**	1,574,467
THERMO FISHER SCIENTIFIC INC	1,724	shares	**	998,972
TJX COMPANIES INC	5,386	shares	**	827,343
T-MOBILE US INC	7,215	shares	**	1,464,934
TRANSDIGM GROUP INC	313	shares	**	416,243
TREX CO INC	4,103	shares	**	143,933
TYLER TECHNOLOGIES INC	643	shares	**	291,890
UFP TECHNOLOGIES INC	720	shares	**	159,862
UNITEDHEALTH GROUP INC	6,662	shares	**	2,199,193
VALVOLINE INC	8,806	shares	**	255,902
VERALTO CORP	867	shares	**	86,509
VERICEL CORP	9,236	shares	**	332,588
VERTEX INC - CLASS A	12,324	shares	**	246,110
VISA INC CL A	14,236	shares	**	4,992,708
WD 40 CO	1,193	shares	**	234,902
WILLSCOT HOLDINGS CORP	3,373	shares	**	64,380
				$231,227,529
Brokeragelink
Brokeragelink	Combination of common stock, mutual funds, and ETF's			$63,933,492

			Total	$1,621,654,076
Loans
* Participant Loans	Interest rates range from 4.25% to 9.5% with maturity at various dates		**	$10,742,226

* Party in interest.
** Historical cost not required to be presented as all investments are participant-directed.